Note 22 - Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
22.	DISCONTINUED OPERATIONS

Shipping

During the year ended December 31, 2012, the Company sold twelve vessels and one hull, and three lenders foreclosed on the shares of the respective vessel owning companies and determined that the sales and the foreclosures met the requirements for these vessels and vessel owning companies to be classified as discontinued operations, which are reflected in the Company’s consolidated statements of operations for all periods presented. The net income from discontinued operations - Shipping was $ 711, 2,934, and net loss 11,422 for the years ended December 31, 2015, 2014 and 2013, respectively.

Coal

During late 2015, the management of the Company, in consultation with the Company’s Board of Directors, committed to a plan to sell the Company’s coal operations. The Company’s coal operations included in the plan are the Company’s VAG, VPP and Five Mile (the Five Mile was previously classified as Advances for acquisition of coal property since the titles of ownership have not been transferred to the Company as yet). As a result of this commitment to sell the coal operations, the Company’s consolidated financial statements present the coal assets and liabilities as held for sale.

The Company’s coal operations are currently available for immediate sale in their present condition subject only to terms that are usual and customary for sales of such operations. The Company is currently in negotiations to sell all of its coal operations with an identified buyer and the Company believes it is currently probable that it will complete the sale of its coal operations prior to the end of 2016.

The Company’s coal operations have experienced significant difficulties due to poor economic conditions, low coal prices, which also resulted in low demand for the Company’s coal processing plant (VPP) and limited working capital to fund the continued development of the company’s coal resources. After several months of marketing its coal operations, the Company is currently considering to sell its operations for all stock in a prospective buyer, with no up-front cash received. Because of the significant recent disruptions in the coal market, the anticipated fair value of any equity securities to be received from a prospective buyer is estimated to be zero due to the significant risks involving the possibility that any prospective buying entity would be able to turn the coal operations into a profitable business given the current market conditions. Given these considerations, and the recent bankruptcy of several significant entities in the coal industry, the Company has estimated the value of any consideration received in the form of equity to be zero when determining the fair value of the assets to be sold for impairment purposes. This assessment resulted in the full impairment of the Company’s coal operations during 2015 of $55,675. See the analysis below.

	As of December 31,	As of December 31,
	2015	2014
Cash and cash equivalents	$6	$2
Trade receivables, net	11	568
Other receivables	911	1,437
Prepaid expenses	62	119
Other fixed assets	7	-
Current assets held for sale	$997	$2,126

Restricted cash	-	152
Advances for acquisition of coal property	-	21,855
Property, equipment and mine development costs, net	-	9,469
Owned and leased mineral rights, land and building, net	-	1,771
Other fixed assets	-	11
Goodwill	-	23,314
Long-term assets held for sale	$-	$56,572

Accounts payable, trade	2,077	3,984
Accrued liabilities	1,293	389
Asset retirement obligations	1,077	-
Current liabilities held for sale	$4,447	$4,373

Asset retirement obligations	-	1,050
Long-term liabilities held for sale	$-	$1,050

Results of coal operations are included in discontinued operations as follows:

	For the year ended
	December 31,	December 31,	December 31,
	2015	2014	2013
Coal Revenue	$83	$532	$203
Cost of coal processing and other related coal costs	(1,257)	(3,035)	(75)
Selling, general and administrative expenses	(1,990)	(9,201)	(29,045)
Accretion	(28)	(71)	(37)
Depreciation and amortization expense	(742)	(796)	(17)
Impairment losses	(55,675)	(9,034)	-
Interest and finance expense	(14)	(22)	(20,002)
Interest income	-	43	-
Other income, net	1,604	318	1
Change in fair value of financial instruments	-	482	(482)
Loss from discontinued operations Coal	$(58,019)	$(20,784)	$(49,454)
Net income / (loss) from discontinued operations Shipping	$711	2,934	(11,422)
Loss from discontinued operations	$(57,308)	(17,850)	(60,876)

On January 1, 2013, the Company agreed to issue to J Mining & Energy Group one common share as a prepayment for its assistance in supervising, securing and executing the acquisitions of Five Mile (Note 5). The share was issued on March 28, 2013 and vested upon issuance. The share issued to J Mining & Energy Group was recorded in “Selling, general and administrative expenses” in the amount of $26,774 during 2013.

Interest and finance expense include mainly financing expenses is related to coal acquisitions in the amount of $20,000 (Note 13).

The restricted cash as of December 31, 2014 consisted of credit cards deposits of $50 and a standby letter of credit amount of $102.

On December 9, 2013, the Company acquired the membership units of VPP (see Note 5). The acquisition was accounted for under the acquisition method of accounting and, accordingly, the identifiable assets acquired and liabilities assumed were recorded at their fair values. The excess of the fair value of total liabilities assumed and other consideration over total identifiable assets acquired resulted in a premium (goodwill) of $28,007. The goodwill only relates to the Company’s coal processing plant, reporting unit.

The Company’s intention to sell VPP resulted in impairment of goodwill of $23,314 for the year ended December 31, 2015. The Company’s annual impairment test for coal business as of December 31, 2014, resulted in impairment of goodwill of $4,693, due to the sharp decrease in coal prices in 2014. The future cash flows for the goodwill impairment test as of December 31, 2014 were determined by considering the monthly processing of 110 tons of raw coal in relation to VPP for a useful life of 12 years. For 2014 impairment purposes, annual production for 2015 and 2016 was considered to be 30 tons and 83 tons, respectively, due to the future projection of the market for coal. Expenses were forecasted with reference to the historic absolute and relative levels of expenses the Company has incurred in generating revenue in the coal processing plant, and operating strategies and specific forecasted operating expenses to be incurred are forecasted by applying an inflation rate of 2% considering the economies of scale due to the coal operation’s anticipated growth. The weighted average cost of capital (WACC) used was 12%. As of December 31, 2013, no triggering event had occurred requiring an impairment to be recorded.

Property, equipment, and mine development costs consisted of the following:

	As of December 31, 2015	As of December 31, 2014
Production equipment	$-	$9,198
Mine development	-	1,052
Total property, equipment and mine development costs	-	10,250
Less accumulated depreciation	-	(781)
Total property, equipment and mine development costs, net	$-	$9,469

Owned and leased mineral rights, land and building, net consisted of the following:

	As of December 31, 2015	As of December 31, 2014
Land	$-	$490
Buildings	-	266
Leased Mineral interests	-	1,034
Total owned and leased mineral rights, land and building	-	1,790
Less accumulated depreciation and depletion	-	(19)
Total owned and leased mineral rights, land and building, net	$-	$1,771

The Company’s management’s decision to sell VPP and VAG resulted in full impairment of the outstanding balances for the year ended December 31, 2015. Leased mineral interests were reviewed for impairment due to changes in circumstances that indicated that the carrying amount of leased mineral interests may not be recoverable, according to the addendum dated December 31, 2014. Effective December 31, 2014, an amendment to the VAG unit purchase agreement was executed with the seller which reduced the purchase price for the VAG membership interest to $3,300. The amendment resulted from the inability of the seller to extend the minerals lease that covered a significant portion of the subject minerals, which was one of the post-closing conditions of the acquisition, and due to a downturn in market conditions. As a result of the amendment, the Company was released from net liabilities (net of working assets assumed on the acquisition date) of $8,444, which included the remaining amount due under the original promissory note of $4,500 and the related share proceed guarantee and accrued interest. The Company received a receivable from the seller for the remaining difference between the original purchase price of $15,000 and the revised purchase price of $3,300. The Company impaired the remaining difference between the total amount capitalized, net of release from liabilities and receivables received, and the discounted cash flows attributable to minerals leases that remained after the amendment, resulting in an impairment charge of $4,341 recorded as of December 31, 2014. In connection with the receipt of the receivable from the seller, the Company recorded a $6,558 allowance for doubtful accounts in Selling, General and Administrative Expenses.

Recoverability is measured by a comparison of the carrying amount of leased mineral interests to the estimated future undiscounted cash flows expected to be generated by it. If the carrying amount exceeds its estimated future undiscounted cash flows, an impairment charge is recognized equal to the amount by which the carrying amount exceeds the fair value of leased mineral interests. The future cash flows from operations during 2014 were determined by considering the Company’s mining plan for one year. According to the plan, the Company expects to mine 205 tons in one year. Expenses were forecasted with reference to the historic absolute and relative levels of expenses the Company has incurred or has obtained after monitoring the market.

In 2015, the Company assessed that significant indicators were present that indicated an impairment on long-lived assets. The indicators analyzed are as follows:

●             A significant decrease in the market price of a long-lived asset (asset group)

●             A significant adverse change in the extent or manner in which a long-lived asset (asset group) is being used or in its physical condition

●             A significant adverse change in legal factors or in the business climate that could affect the value of a long-lived asset (asset group), including an adverse action or assessment by a regulator

●             An accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of a long-lived asset (asset group)

●             A current-period operating or cash flow loss combined with a history of operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with the use of a long-lived asset (asset group)

●             A current expectation that, more likely than not, a long-lived asset (asset group) will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. The term more likely than not refers to a level of likelihood that is more than 50 percent.

Since the above indicators were present, the Company further assessed that the long-lived assets were not recoverable considering that there were no cash flows expected from the operation of the coal assets. Due to the current economic environment, the Company concluded from a market participants’ perspective, there would be no residual value, except for recovery of certain asset recovery obligations recovered. Therefore, the carrying amount of the assets would be written off and the company impaired 100% of the long-lived assets. For the year ended December 31, 2015, the Company recorded an impairment charge totaling $32,361 in discontinuing operations of coal segment.

For the year ended December 31, 2013, the Company did not record an impairment charge in respect of its coal business operations.

Asset Retirement Obligations

The Company was subject to certain environmental and regulatory obligations which requires the Company to restore the mine properties after the mining has been completed. As a result, the Company had recognized an asset retirement obligation in the period in which the obligation was incurred in accordance with ASC 410, Asset Retirement and Environmental Obligation (“ARO”). As a result of the acquisition of Viking Acquisition Group, LLC and Viking Prep Plant, LLC, respectively, the Company recorded an ARO in the amount of $1,077 and $1,050 at December 2015 and 2014, respectively. The ARO recorded in connection with the Viking mine acquisition represented the accumulated ARO related to mining activities performed by previous owners. The amounts were included in the liabilities held for sale.

The reclassification to discontinued operations had no effect on the Company’s previously reported consolidated net loss. In addition to the financial statements themselves, certain disclosures have been modified to reflect the effects of these reclassifications on those disclosures. The net income from discontinued operations in shipping for years ended December 31, 2015 and 2014 was mainly due to claims and credit notes received by the Company for the discontinued vessels.